COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
19.	COMMITMENTS

	December 31, 2011	December 31, 2010	June 30, 2010
Capital expenditure
—authorized
South Africa—KDC	373.7	375.2	342.4
South Africa—Beatrix	87.1	96.8	87.2
South Africa—South Deep	433.1	573.4	568.9
Ghana—Tarkwa	126.5	67.7	148.9
Ghana—Damang	16.9	53.1	7.5
Peru—Cerro Corona	44.7	44.0	29.4
Australia—St Ives	150.3	22.3	58.1
Australia—Agnew	10.4	59.0	10.2
Other	0.4	0.1	0.2

	1,243.1	1,291.6	1,252.8

The above capital expenditure amounts are based on management accounts which are prepared based on IFRS.

Contracted for	245.7	167.4	236.9
Other guarantees	1.7	2.2	2.6

Guarantees consist of $1.2 million to the Department of Minerals and Energy in South Africa and $0.5 million for numerous other obligations. The Group also provides environmental obligation guarantees with respect to its Ghanaian and Australian operations. These guarantees, amounting to $56.3 million at December 31, 2011 (December 31, 2010: $49.3 million; June 30, 2010: $45.0 million) have not been included in the amount of guarantees of $1.7 million because they are fully provided for under the related asset retirement obligation.

Commitments will be funded from internal cash resources and borrowings as necessary.